ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities
	As of December 31,
	2013	2014

Accrued welfare benefits	$167,290	$196,455
Accrued payroll and bonus	4,126,279	5,719,423
Advance from customers	1,149,073	793,565
Accrued professional service fees	2,351,363	3,663,273
Accrued marketing expense	6,393,334	5,545,844
Other tax payables	2,148,117	-
Acquisition payable	2,880,600	-
Others	8,667	661,791
	$19,224,723	$16,580,351